Background and Summary of Significant Accounting Policies (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Of which are:
Current lease liability		$ 32,879
Non-current lease liability		868
Total		33,747
Right of use of asset increased by		31,866
Measurement of Lease Liabilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease commitments disclosed as of June 30, 2019		111,811
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		108,028
Less short-term lease not recognized as a liability	[1]	(13,290)
Lease liability recognized as of July 1, 2019		94,738
Of which are:
Current lease liability		77,665
Non-current lease liability		17,073
Total		94,738
Right of use of asset increased by		88,477
Lease liability increased by		94,738
The net impact on retained earnings on July 1 2019 was a decrease of		$ (6,261)

[1]	The practical expedient guidelines permit operating leases with a remaining lease term of less than 12 months as of July 1, 2019 as short-term leases.